Redeemable Convertible Preferred Stock and Warrants - Warrants (Detail) - Series D Redeemable Convertible Preferred Stock - $ / shares	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Apr. 30, 2015	Dec. 31, 2013
Temporary Equity [Line Items]
Number of Underlying E Shares	15,502,529	1,079,453	15,499,324	1,079,453
xercise Price	$ 0.78
Issuance Date One [Member]
Temporary Equity [Line Items]
Issuance Date	2013
Number of Underlying E Shares	1,079,453
xercise Price	$ 0.78
Issuance Date Two [Member]
Temporary Equity [Line Items]
Issuance Date	2014
Number of Underlying E Shares	14,423,076
xercise Price	$ 0.78